Performance Management	Nov. 21, 2025
Calamos Convertible Equity Alternative ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. Past performance (before and after taxes) is not an indication of future performance. Updated performance information is available at no cost by visiting www.calamos.com or by calling 866.363.9219.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The Fund's investment adviser added the broad-based securities market index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the ICE BofA All US Convertibles Index (VXA0) as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. The Bloomberg U.S. Aggregate Bond Index shows how the Fund's performance compares to an index that is generally considered to be representative of the U.S. bond market. All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR YEARS ENDED 12.31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return: 5.83% (9/30/24)	Lowest Quarterly Return: -2.06% (6/30/24)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	5.83%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(2.06%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED 12.31.24
Performance Table Narrative

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2024 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION (10/4/23)
Calamos Convertible Equity Alternative ETF
Return Before Taxes	13.81%	—	—	20.82%
Return After Taxes on Distributions	13.20%	—	—	20.18%
Return After Taxes on Distributions and Sale of Fund Shares	8.27%	—	—	15.71%
Bloomberg US Aggregate Bond Index*	1.25%	—	—	7.77%
ICE BofA All US Convertibles Index (VXA0)*	11.14%	—	—	16.15%

*  The Fund's investment adviser added the broad-based securities market index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the ICE BofA All US Convertibles Index (VXA0) as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. The Bloomberg U.S. Aggregate Bond Index shows how the Fund's performance compares to an index that is generally considered to be representative of the U.S. bond market. All index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

Performance Availability Website Address [Text]	www.calamos.com
Performance Availability Phone [Text]	866.363.9219
Calamos CEF Income & Arbitrage ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund had not commenced operations until January 16, 2024, and thus does not have annual returns for at least one calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund had not commenced operations until January 16, 2024, and thus does not have annual returns for at least one calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos Nasdaq Equity & Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on February 13, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on February 13, 2024, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos Autocallable Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on June 25, 2025, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting the Fund's website at www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on June 25, 2025, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com